SCHEDULE OF GOODWILL (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 2,212,000			$ 5,747,000
Acquisitions			2,212,000	357,000
Impairment of goodwill				6,104,000
Ending balance	$ 2,212,000		$ 2,212,000